CONSOLIDATED STATEMENT OF CHANGES IN EQUITY Parenthetical - $ / shares	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends paid (in dollars per share)	$ 0.615	$ 0.615